Accounts Payable and Accrued Liabilities and Provisions (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Accounts payable and accrued liabilities [Abstract]
Trade	$ 21,407	$ 27,996
Salaries and social benefits	17,998	19,716
Forward exchange contracts (note 6)	110	845
Other	1,833	2,233
Accounts payable and accrued liabilities	41,348	50,790
Provisions [Abstract]
Warranty	380	356
Restructuring charges (note 4)	3,626	1,133
Other	2,568	2,313
Provisions	$ 6,574	$ 3,802